RETIREMENT AND POSTRETIREMENT BENEFITS - NET BENEFITS COSTS RECOGNIZED (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Net Benefit Costs Recognized
Service cost	CAD 62	CAD 41	CAD 116	CAD 83
Interest cost	47	23	79	49
Expected return on plan assets	(73)	(38)	(124)	(76)
Amortization of actuarial loss	8	9	17	18
Net periodic benefit costs	CAD 44	CAD 35	CAD 88	CAD 74